Property & Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment – gross	$ 16,212	$ 8,052	$ 10,433
Less: Accumulated depreciation	(1,090)	(48)	(4,132)
Property and equipment – net	15,122	8,004	6,301
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment – gross	12,181	5,477	5,724
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross		1,360	2,821
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross		208	560
Kitchen equipment and other equipment
Property Plant And Equipment [Line Items]
Property and equipment – gross	2,346	1,548
Computers and office equipment
Property Plant And Equipment [Line Items]
Property and equipment – gross	553	208
Furniture & fixtures
Property Plant And Equipment [Line Items]
Property and equipment – gross	1,099	792	1,278
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment – gross	$ 33	27
Vehicles 1 [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross		$ 215	$ 50